NEA Valuebuilder Variable Annuity NEA Valuebuilder Retirement Income Director Variable Annuity AEA Valuebuilder Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated June 30, 2008,
To Prospectus Dated May 1, 2008

Effective on or about July 11, 2008, the Van Kampen Aggressive Growth Fund will transfer all of its assets to Van Kampen Mid Cap Growth Fund, and the Van Kampen Aggressive Growth Fund will cease operations.

Effective July 11, 2008, the Van Kampen Aggressive Growth Fund will no longer be available as an investment option under the Contract, and the Van Kampen Mid Cap Growth Fund will be made available as investment option under the Contract.

In the table in the section, "The Contract - Transfers of Contract Value," Van Kampen Aggressive Growth is deleted and replaced with Van Kampen Mid Cap Growth.

The "Objectives for Underlying Funds - Van Kampen Aggressive Growth Fund" section of the Prospectus is deleted in its entirety and replaced with the following:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Van Kampen Mid Cap Growth Fund	Class A	Capital growth	Van Kampen Asset Management 522 Fifth Avenue New York, NY 10036

Effective on or about July 25, 2008, the Security Income Opportunity Fund will transfer all of its assets to the Security High Yield Fund, the Security Income Opportunity Fund will cease operations, the Company will add the Security High Yield Fund, and will no longer make available the Security Income Opportunity Fund as an investment option under the Contract.

In the table in the section, "The Contract - Transfers of Contract Value," Security Income Opportunity Fund is deleted and replaced with Security High Yield Fund.

The "Objectives for Underlying Funds - Security Income Opportunity Fund" section of the Prospectus is deleted in its entirety and replaced with the following:

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Security High Yield Fund	Class A	High current income	Security Investors, LLC One Security Benefit Place Topeka, KS 66636-0001

Please Retain This Supplement For Future Reference